Derivatives and Hedging (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Aggregate notional value of foreign exchange forward and swap arrangements	$ 574.5	$ 204.0
Fair values included in other assets	0.8	5.5
Fair values included in other liabilities	12.9	0.8
QIAGEN Euro Finance [Member]
Derivative [Line Items]
Cash-flow hedges notional amount		120.0
Cash Flow Hedge Derivative Instrument Assets at Fair Value		0.7
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value		$ 1.7